Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Accounting Policy [Line Items]
Description of plan
1. Description of plan
The following description of the South Bow USA Services Inc. 401(k) and Savings Plan (the Plan) is provided only for general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
The Plan is a defined contribution plan that provides retirement benefits for employees of South Bow USA Services Inc. (South Bow or the Company) not covered by a collective bargaining agreement, unless participation is required by the agreement. Employees are eligible to participate in the Plan upon hiring. The Plan excludes employees hired under the Company’s student program, until they reach age 21 and have completed at least 1,000 hours of service, special project employees, leased employees, non-resident
persons with no income from a United States source, and nonresident persons who have been nonresidents for a period of 183 days or more, unless the employee remains on the Company’s payroll. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Effective October 1, 2024, the Company completed the spinoff from TransCanada USA Services Inc. (TC Energy) in the establishment of a new, separate, independent, publicly traded company. In connection with the spinoff, participant account balances related to affected employees were transferred from the TransCanada 401(k) and Savings Plan to the newly established Plan.
As a result of the spinoff from TC Energy, participants who held investments in the TC Energy stock fund (the TC Energy Stock Fund) had those investments transferred into the Plan. Participants may continue to hold, sell, or transfer their existing investments in the TC Energy Stock Fund at their discretion; however, they are no longer permitted to purchase additional shares of the TC Energy Stock Fund within the Plan.
The Board of Directors of South Bow (the Board) has appointed the South Bow USA Services Inc. Pension Committee as the plan administrators and fiduciaries of the Plan. The Board has also appointed Fidelity Management Trust Company (Fidelity or the Trustee) as custodian and trustee of the Plan’s assets. Fidelity Workplace Services LLC serves as the record keeper for the Plan.
Employee and Employer Contributions
Each year, participants may elect to defer up to 60 percent of their eligible compensation into the Plan on a pre-tax
basis, Roth
after-tax
basis, or a combination of both, subject to certain limitations under the Internal Revenue Code of 1986, as amended (the Code). Participants may also elect to contribute up to 25 percent of their compensation as an after-tax
contribution, subject to certain limitations under the Code. The Plan includes an auto enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan or elect a different deferral percentage. Automatically enrolled participants have their deferral rate set at six percent of eligible compensation, and their contributions are invested in a designated fund until changed by the participant, and their deferrals are automatically increased by one percent annually, up to a maximum of 10 percent of compensation. Participants age 50 or older who are making deferral contributions may also make catch-up
contributions. Participants may also contribute amounts transferred to the Plan from another qualified plan at the participant’s request (rollover).
The Company will match 100 percent of each participant’s contributions up to a maximum of the first six percent of the participant’s eligible compensation for the Plan year. The Company will also make annual enhanced profit sharing contributions in an amount equal to seven percent of a participant’s base salary. In 2025, the Company made enhanced contributions of $977,603.

Participant Accounts
Each participant’s account is credited with the participant’s and Company’s contributions and an allocation of Plan earnings. Earnings are allocated from a particular fund based on the ratio of a participant’s account invested in the fund to all participants’ investments in that fund. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Participants are responsible for investment decisions relating to the investment of assets in their account. In the event investment instructions are not received from the participant, contributions are allocated to the Plan’s qualified default option, the Vanguard Target Retirement funds, based upon the participant’s expected retirement date.
Vesting
Participants are immediately vested in their contributions, including rollovers, Company contributions and any earnings thereon.
Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 reduced by the highest outstanding note balance in their account during the prior 12 month period or 50 percent of their vested account balance. Participants may only have two loans outstanding at any given time and may not refinance an existing loan or obtain an additional loan for the purpose of paying off an existing loan. Note terms range up to five years for general notes or up to 15 years for the purchase of a primary residence. The notes are secured by the balance in the participant’s account and bear interest at a reasonable interest rate, as determined by the Plan Administrator, based on prevailing market interest rates at the time. Interest rates remain fixed throughout the duration of the term. Interest rates on notes outstanding at December 31, 2025 ranged from 3.25 percent to 9.50 percent. Principal and interest are paid through payroll deductions.
A note receivable from a participant shall be considered in default if any scheduled repayment remains unpaid as of the last business day of the calendar quarter following the calendar quarter in which the note is initially considered past due. In the event of a default or termination of employment, the entire outstanding note and accrued interest is considered to be a deemed distribution to the participant.
Payment of Benefits
Participants are eligible to request a distribution of their vested amounts upon retirement, death, disability, severance of employment with the Company or, in very limited circumstances, in the event of financial hardship. Participants may withdraw rollover contributions at any time. Distributions are made in the form of a lump-sum
payment, installment payments, partial payments, or a rollover to another qualified account.
A participant’s normal retirement age is 65; however, participants may elect to withdraw all or a portion of their contributions after the age of 59
1
⁄
2
, subject to certain conditions.
In certain circumstances related to
in-service
withdrawals, participants may elect to withdraw all or a portion of their contributions and vested Company contributions that have been in their account for at least 24 months or after they have at least 60 months of participation in the Plan.
Forfeitures
As participants are immediately 100 percent vested in their account balance, there are no forfeitures.
Administrative Expenses
The Plan Administrator is responsible for filing all required reports on behalf of the Plan. The Company provides or pays for certain accounting, legal, and management services on behalf of the Plan. The Company has not charged the Plan for these expenses or services. Loans and other transaction-specific fees are charged to the accounts of participants electing such transactions. Certain investment-related expenses, including management fees, are deducted from the funds in which the Plan invests, including those sponsored by an affiliate of Fidelity. These expenses are presented as a reduction of investment income.

Plan Termination
Although it has not expressed any intent to do so, with approval from the Board, South Bow has the right under the Plan to discontinue contributions at any time and to terminate the Plan, subject to the provisions of ERISA.